Summary of Significant Accounting Policies (Details) - Schedule of Depreciation of Property and Equipment Using Straight-Line Method	6 Months Ended
Jun. 30, 2024
Office renovation [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Office equipment [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Furniture and fittings [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Electrical and fittings [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Right of use asset - premise [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Right of use asset – motor vehicles [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	10 years